Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory income tax rate	38.00%	38.00%	40.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.70%	0.90%	0.80%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.70%)	(3.30%)	(4.30%)
Tax credit for research and development expenses	(5.00%)	(5.40%)	(5.70%)
Change in valuation allowance	(0.50%)	0.20%	(1.70%)
Other	1.30%	0.70%	3.00%
Effective income tax rate	30.80%	31.10%	32.10%